Deferred Income - Summary of deferred income (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 19,802,000	€ 700,000
Current portion	(5,115,000)	(700,000)
Total non-current deferred income	14,687,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	19,143,000
Eli Lilly and Company | Up-front payments and premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	19,143,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	73,000
Yarrow Biotechnology, Inc | Up-front payments and premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	73,000
Foundation Fighting Blindness
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	561,000	623,000
EC Horizon 2020 Program
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 25,000	€ 77,000